Accounts receivable, net	12 Months Ended
Dec. 31, 2024
Credit Loss [Abstract]
Accounts receivable, net

4. Accounts receivable, net

Accounts receivable, net is consisted of the following:

	December 31, 2023	December 31, 2024
	RMB	RMB
Accounts receivable, gross	468,296	987,913
Less: allowance for current expected credit losses	(2,230)	(5,434)
Accounts receivable, net	466,066	982,479

The following table summarizes the movement of the Group’s allowance for current expected credit losses:

	December 31, 2023	December 31, 2024
	RMB	RMB
Balance at the beginning of the year	(1,027)	(2,230)
Additions	(1,203)	(3,204)
Write-offs	-	-
Balance at the end of the year	(2,230)	(5,434)